Expenses by Nature (Details) - Schedule of Expenses by Nature - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Expenses by Nature [Abstract]
Employee benefit expense	$ 14,136,901	$ 12,195,089	$ 11,929,425
Outsourcing charges	9,693,009	6,401,995	9,261,580
Professional services expenses	7,352,785	5,229,184	1,171,977
Change in inventory of finished goods	5,337,118	7,266,283	16,790,457
Expected credit loss	12,153,098		404,210
Insurance expenses	1,548,512	862,649	25,300
Amortization expenses on intangible assets	726,031	1,687,618	2,361,009
Depreciation expenses on property, plant and equipment	507,026	5,897,753	6,351,561
Depreciation expenses on right-of-use asset	15,937	40,414	34,438
Share listing expenses		70,104,989
Others	2,481,689	1,437,146	1,987,959
Total expenses by nature	$ 53,952,106	$ 111,123,120	$ 50,317,916